Bank Loans (Tables)	12 Months Ended
Mar. 31, 2020
Brokers and Dealers [Abstract]
Schedule of bank loans
	As of March 31,
	2020	2019

Car loans – current portion	$43,902	$27,817

	As of March 31,
	2020	2019

Car loans – non-current portion	$36,511	$41,706